UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	81121237

Unified Series Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 431 N. Pennsylvania Street Indianapolis, IN 46204
(Address of principal executive offices)	(Zip code)

James M. Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	11/30

Date of reporting period:	02/28/2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Appleseed Fund
Schedule of Investments
February 28, 2007
(Unaudited)

Common Stocks - 77.99%	Shares	Market Value

Broadcasting & Communications Equipment - 13.35%
Powerwave Technologies, Inc. (a)	98,400	$ 523,488

Cable & Other Pay Television Services - 3.76%
Liberty Media Interactive - Class A (a)	6,250	147,312

Electronic Computers - 2.22%
Dell, Inc. (a)	3,800	86,830

Fire, Marine & Casualty Insurance - 4.96%
American International Group, Inc.	2,900	194,590

Food & Beverage - 7.56%
John B. Sanfilippo & Son, Inc. (a)	20,938	296,273

Miscellaneous Retail - 1.51%
Sharper Image Corp. (a)	5,700	59,166

National Commerical Banks - 3.47%
Citigroup, Inc.	2,700	136,080

Ophthalmic Goods - 0.93%
Bausch & Lomb, Inc.	700	36,582

Pharmaceutical Preparations - 4.84%
Pfizer, Inc.	7,600	189,696

Radio & TV Broadcasting & Communications Equipment - 2.17%
Nokia Corp. (b)	3,900	85,137

Real Estate Investment Trust - 13.18%
Annaly Capital Management, Inc.	36,850	516,637

Retail - Apparel and Accessory Stores - 1.68%
Hanesbrands, Inc. (a)	2,305	65,946

Retail - Department Stores - 4.93%
Wal-Mart Stores, Inc.	4,000	193,200

Services - Educational Services - 8.93%
Apollo Group, Inc. - Class A (a)	7,400	349,946

Wholesale - Medical & Dental Equipment & Supplies - 4.50%
Johnson & Johnson	2,800	176,204

TOTAL COMMON STOCKS (Cost $3,030,439)		3,057,087

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)

Money Market Securities - 21.45%	Shares	Market Value

Huntington Money Market, 4.43% (c)	841,063	$ 841,063

TOTAL MONEY MARKET SECURITIES (Cost $841,063)		841,063

Municipal Bonds - 1.03%

Kentucky HSG Corp., 5.286%, 07/01/2009	40,000	40,219

TOTAL MUNICIPAL BONDS (Cost $40,029)		40,219

TOTAL INVESTMENTS (Cost $3,911,531) - 100.47%		$ 3,938,369

Liabilities in excess of cash and other assets - (0.47)%		(18,422)

TOTAL NET ASSETS - 100.00%		$ 3,919,947

(a) Non-income producing.
(b) American Depositary Receipts
(c) Variable Rate Security; the money market rate shown represents the rate at February 28, 2007.

Tax Related
Unrealized appreciation		$ 143,941
Unrealized depreciation		(117,103)
Net unrealized appreciation		$ 26,838

Aggregate cost of securities for income tax purposes		$ 3,911,531

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund

Related Notes to the Schedule of Investments

February 28, 2007 (Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Chinook Emerging Growth Fund
Schedule of Investments
February 28, 2007
(Unaudited)

Common Stocks - 93.46%	Shares	Value

Computers Communications Equipment - 2.75%
Digi International, Inc. (a)	16,455	$ 220,003

Electromedical & Electrotherapeutic Apparatus - 6.35%
ArthroCare Corp. (a)	7,165	260,448
Cutera, Inc. (a)	7,055	246,572
		507,020

Instruments For Measurements & Testing of Electricity & Electric Signals - 3.09%

Adeza Biomedical Corp. (a)	10,180	246,967

Insurance Agents, Brokers & Service - 2.68%
HealthExtras, Inc. (a)	8,070	213,855

In Vitro & In Vivo Diagnostic Substances - 2.28%
Immucor, Inc. (a)	6,110	181,711

Laboratory Analytical Instruments - 3.12%
Integra LifeSciences Holdings (a)	5,930	249,356

Measuring and Controlling Devices - 3.48%
Input/Output, Inc. (a)	20,465	277,711

Medicinal Chemicals & Botanical Products - 2.73%
Usana Health Sciences, Inc. (a)	3,750	217,763

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 5.90%
American Medical Systems Holdings, Inc. (a)	14,200	288,828
DJO, Inc. (a)	4,655	182,383
		471,211

Pharmaceutical Preparations - 2.67%
Adams Respiratory Therapeutics, Inc. (a)	5,880	213,562

Radio & TV Broadcasting & Communications Equipment - 2.46%
Radyne Corp. (a)	20,055	196,138

Retail - Drug Stores and Proprietary Stores - 2.63%
PetMed Express, Inc. (a)	16,605	210,053

Retail - Eating Places - 3.45%
Ruth's Chris Steak House, Inc. (a)	12,770	275,577

Retail - Miscellaneous Retail - 2.33%
EZCORP, Inc. - Class A (a)	12,520	185,922

*See accompanying notes which are an integral part of these financial statements.

Chinook Emerging Growth Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)

Common Stocks - 93.46% - continued	Shares	Value

Semiconductors & Related Devices - 10.70%
Diodes, Inc. (a)	5,665	$ 212,664
Exar Corp. (a)	17,782	239,168
Silicon Motion Technology Corp. (a) (b)	7,255	151,339
SiRF Technology Holdings, Inc. (a)	8,790	251,306
		854,477

Services - Business Services - 6.43%
PeopleSupport, Inc. (a)	6,613	139,931
Phase Forward, Inc. (a)	12,005	158,826
WebEx Communications, Inc. (a)	4,945	214,761
		513,518

Services - Computer Processing & Data Preparation - 6.10%
CyberSource Corp. (a)	24,835	303,484
The TriZetto Group, Inc. (a)	8,810	183,512
		486,996

Services - Computer Integrated Systems Design - 2.21%
DealerTrack Holdings, Inc. (a)	6,085	176,161

Services - Legal Services - 2.72%
CRA International, Inc. (a)	4,200	217,518

Services - Management Consulting Services - 5.05%
Navigant Consulting, Inc. (a)	7,360	142,563
NIC, Inc.	49,261	260,591
		403,154

Services - Prepackaged Software - 2.70%
Kenexa Corp. (a)	3,060	103,091
Vital Images, Inc. (a)	3,265	112,218
		215,309

Services - Specialty Outpatient Facilities - 3.32%
Psychiatric Solutions, Inc. (a)	6,640	265,334

Surgical & Medical Instruments & Apparatus - 2.80%
Kyphon, Inc. (a)	4,965	223,971

Telephone & Telegraph Apparatus - 3.08%
AudioCodes Ltd. (a)	25,200	245,700

Wholesale - Miscellaneous Durable Goods - 2.43%
Pool Corp.	5,535	194,279

TOTAL COMMON STOCKS (Cost $6,474,629)		7,463,266

*See accompanying notes which are an integral part of these financial statements.

Chinook Emerging Growth Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)
	Shares	Value
Money Market Securities - 4.31%
Huntington Money Market Fund, 4.43% (c)	344,570	$ 344,570

TOTAL MONEY MARKET SECURITIES (Cost $344,570)		344,570

TOTAL INVESTMENTS (Cost $6,819,199) - 97.77%		$7,807,836

Other assets less liabilities - 2.23%		177,985

TOTAL NET ASSETS - 100.00%		$7,985,821

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at February 28, 2007.

Tax Related
Unrealized appreciation		$1,093,428
Unrealized depreciation		(104,791)
Net unrealized appreciation		$ 988,637

Aggregate cost of securities for income tax purposes		$6,819,199

*See accompanying notes which are an integral part of these financial statements.

Chinook Emerging Growth Fund
Related Notes to the Schedule of Investments
February 28, 2007
(Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

GERONIMO Funds
GERONIMO Multi-Strategy Fund
Schedule of Investments
February 28, 2007
(Unaudited)

Exchange-Traded Funds - 5.63%	Shares	Value

iShares Dow Jones Select Dividend Index Fund (a)	9,204	$ 653,392
iShares MSCI Emerging Markets Index Fund (a)	4,700	515,825

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,203,774)		1,169,217

Closed-End Mutual Funds - 6.21%

Advent Claymore Convertible Securities & Income Fund (a)	3,271	88,448
Colonial Intermarket Income Trust I (a)	10,765	90,641
Dividend Capital Realty Income Allocation Fund (a)	5,919	90,857
Eaton Vance Tax-Advantaged Global Dividend Income Fund (a)	3,565	89,125
First Trust/FIDAC Mortgage Income Fund (a)	5,460	91,346
Flaherty & Crumrine Preferred Income Opportunity Fund, Inc. (a)	7,278	91,775
High Yield Income Fund, Inc. (a)	17,734	92,749
John Hancock Patriot Preferred Dividend Fund (a)	6,586	89,899
Neuberger Berman Dividend Advantage Fund, Inc. (a)	3,589	89,043
Nicholas-Applegate Convertible & Income Fund II (a)	5,861	90,376
Putnam High Income Securities Fund (a)	2,250	19,395
Strategic Global Income Fund, Inc. (a)	7,725	92,932
Templeton Emerging Markets Income Fund (a)	6,458	93,318
Van Kampen High Income Trust II (a)	22,233	90,266
Western Asset Emerging Markets Debt Fund, Inc. (a)	4,971	88,335

TOTAL CLOSED-END MUTUAL FUNDS (Cost $1,283,887)		1,288,505

	Principal
U.S. Treasury Bills - 50.69%	Amount

U.S. Treasury Bill, 0.00%, 05/31/2007 (a)	$ 3,200,000	3,159,629
U.S. Treasury Bill, 0.00%, 07/12/2007 (a)	7,500,000	7,364,092

TOTAL U.S. TREASURY BILLS (Cost $10,527,938)		10,523,721

Money Market - 15.69%	Shares

Fidelity Institutional Money Market Portfolio, 5.17% (b)	3,256,360	3,256,360

TOTAL MONEY MARKET (Cost $3,256,360)		3,256,360

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Multi-Strategy Fund
Schedule of Investments -continued
February 28, 2007
(Unaudited)
	Outstanding
Put Options Purchased - 0.10%	Contracts	Value

NASDAQ 100 Index, 03/17/2007, Strike $1500.00 (c)	268	$20,100

TOTAL PUT OPTIONS PURCHASED (Cost $9,944)		20,100

Put Options on Futures Purchased - 0.03%

NASDAQ 100 E-Mini Future, 03/16/2007, Strike $1,600.00 (d)	93	4,464
NASDAQ 100 E-Mini Future, 03/16/2007, Strike $1,675.00 (d)	20	2,700

TOTAL PUT OPTIONS ON FUTURES PURCHASED (Cost $4,330)		7,164

TOTAL INVESTMENTS (Cost $16,286,233) - 78.35%		$ 16,265,067

Other assets less liabilities - 21.65%		4,495,359

TOTAL NET ASSETS - 100.00%		$ 20,760,426

Tax Related (Excluding Premiums & Proceeds Received for Options Written, Futures & Swaps)
Unrealized appreciation		$ 25,887
Unrealized depreciation		(47,053)
Net unrealized depreciation		$ (21,166)

Aggregate cost of securities for income tax purposes		$ 16,286,233

	Termination	Notional	Appreciation/
Total Return Swaps (e)	Date	Amount	(Depreciation)

Barclays Capital Total Return Swap, Dated May 8, 2006. Annual
settlement of total return of reference assets, interest paid annually,
accrued daily at one month USD-LIBOR plus 1.35% (f)	5/31/2009	$ 1,134,188	$ 209,188

IXIS Total Return Swap, Dated March 31, 2006. Settlement of the
total return at termination date of agreement, interest paid monthly,
accrued daily at the one month USD-LIBOR plus 1.10% (f)	4/1/2011	1,205,778	280,778

TOTAL SWAP AGREEMENTS			$ 489,966

(a) A portion of this security is pledged as collateral for call options written.
(b) Variable rate securities; the money market rate shown represents the rate at February 28, 2007.
(c) Each NASDAQ 100 Index contract has a multiplier of 100 shares.
(d) Each NASDAQ 100 E-Mini Future contract has a multiplier of 20 shares.
(e) See Related Notes to the Financial Statements.
(f) This security is currently valued according to fair value procedures approved by the Trust.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Multi-Strategy Fund
Schedule of Investments -continued
February 28, 2007
(Unaudited)
	Number of	Underlying	Unrealized
	Long or (Short)	Face Amount at	Appreciation
Long Futures Contracts	Contracts	Market Value	(Depreciation)

MSCI EAFE E-Mini Futures Contracts March 2007 (a)	19	$ 1,994,050	$ (55,750)
Russell 2000 E-Mini Futures Contracts March 2007 (b)	11	874,170	(23,340)
S&P 500 Futures Contracts March 2007 (c)	3	1,056,675	(30,825)

Total Long Futures Contracts			$ (109,915)

Short Futures Contracts

S&P 500 E-Mini Futures Contracts March 2007 (d)	(1)	(70,445)	$ 2,568

Total Short Futures Contracts			$ 2,568

(a) Each MSCI EAFE E-Mini Future contract has a multiplier of 50 shares.
(b) Each Russell 2000 E-Mini Future contract has a multiplier of 100 shares.
(c) Each S&P 500 Future contract has a multiplier of 250 shares.
(d) Each S&P 500 E-Mini Future contract has a multiplier of 50 shares.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Multi-Strategy Fund
Schedule of Investments -continued
February 28, 2007
(Unaudited)
	Number of Contracts	Shares Subject to Call	Value
Written Call Options / Expiration Date @ Exercise Price
iShares Dow Jones Select Dividend Index Fund, 06/16/2007, Strike $71.00 (a)	92	9,200	$18,400
iShares MSCI EAFE Index Fund, 06/16/2007, Strike $74.00 (a)	260	26,000	80,600
iShares MSCI Emerging Markets Index Fund, 04/21/2007, Strike $110.00 (a)	47	4,700	24,440
iShares Russell 2000, 05/19/2007, Strike $79.00 (a)	110	11,000	35,750
NASDAQ 100 Index, 03/17/2007, Strike $1,925.00 (b)	117	11,700	2,925
NASDAQ 100 Index, 03/17/2007, Strike $1,950.00 (b)	2	200	20
NASDAQ 100 Index, 03/17/2007, Strike $1,975.00 (b)	2	200	10
NASDAQ 100 Index, 04/21/2007, Strike $1,950.00 (b)	100	10,000	24,000
NASDAQ 100 Index, 04/21/2007, Strike $2,000.00 (b)	269	26,900	12,105

Total (Premiums Received $247,392)	999	99,900	198,250

Written Call Options on Futures @ Expiration Date, Exercise Price	Number of Contracts	Shares Subject to Call	Value

NASDAQ 100 E-Mini Future, 03/16/2007, Strike $1,930.00 (c)	200	4,000	$ 400
NASDAQ 100 E-Mini Future, 03/16/2007, Strike $1,940.00 (c)	1	20	1
NASDAQ 100 E-Mini Future, 03/16/2007, Strike $1,945.00 (c)	1	20	1
NASDAQ 100 E-Mini Future, 03/16/2007, Strike $1,950.00 (c)	3	60	3
NASDAQ 100 E-Mini Future, 03/16/2007, Strike $1,955.00 (c)	3	60	3
NASDAQ 100 E-Mini Future, 03/16/2007, Strike $1,960.00 (c)	7	140	-
NASDAQ 100 E-Mini Future, 04/20/2007, Strike $1,800.00 (c)	100	2,000	85,500
NASDAQ 100 E-Mini Future, 04/20/2007, Strike $1,825.00 (c)	57	1,140	35,625
NASDAQ 100 E-Mini Future, 04/20/2007, Strike $1,850.00 (c)	7	140	3,080
NASDAQ 100 E-Mini Future, 04/20/2007, Strike $1,970.00 (c)	150	3,000	6,000
NASDAQ 100 E-Mini Future, 04/20/2007, Strike $1,980.00 (c)	594	11,880	18,414
S&P 500 E-Mini Future, 04/20/2007, Strike $1,430.00 (d)	66	3,300	78,375
S&P 500 E-Mini Future, 04/20/2007, Strike $1,460.00 (d)	20	1,000	10,250
S&P 500 E-Mini Future, 04/20/2007, Strike $1,470.00 (d)	45	2,250	15,750
S&P 500 E-Mini Future, 04/20/2007, Strike $1,510.00 (d)	66	3,300	4,290
S&P 500 E-Mini Future, 04/20/2007, Strike $1,525.00 (d)	183	9,150	5,948
S&P 500 E-Mini Future, 04/20/2007, Strike $1,530.00 (d)	480	24,000	13,200
S&P 500 E-Mini Future, 04/20/2007, Strike $1,540.00 (d)	49	2,450	980
S&P 500 Future, 04/20/2007, Strike $1,410.00 (e)	3	750	27,075

Total (Premiums Received $563,797)	2,035	68,660	$304,895

(a) Each iShares contract has a multiplier of 100 shares.
(b) Each NASDAQ 100 Index contract has a multiplier of 100 shares.
(c) Each NASDAQ 100 E-Mini Future contract has a multiplier of 20 shares.
(d) Each S&P 500 E-Mini Future contract has a multiplier of 50 shares.
(e) Each S&P 500 Future contract has a multiplier of 250 shares.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Multi-Strategy Fund
Schedule of Investments -continued
February 28, 2007
(Unaudited)

Written Put Options / Expiration Date @ Exercise Price	Number of Contracts	Shares Subject to Put	Value

NASDAQ 100 Index, 03/17/2007, Strike $1,625.00 (a)	14	1,400	$ 4,480

Total (Premiums Received $2,890)	14	1,400	$ 4,480

Written Put Options on Futures / Expiration Date @ Exercise Price	Number of Contracts	Shares Subject to Put	Value

S&P 500 E-Mini Future, 01/19/2007, Strike $1,250.00 (b)	1	50	$ 75
S&P 500 E-Mini Future, 01/19/2007, Strike $1,260.00 (b)	1	50	90
NASDAQ 100 E-Mini Future, 01/19/2007, Strike $1,275.00 (c)	2	40	52
NASDAQ 100 E-Mini Future, 01/19/2007, Strike $1,275.00 (c)	200	4,000	12,000
NASDAQ 100 E-Mini Future, 01/19/2007, Strike $1,275.00 (c)	353	7,060	22,945
NASDAQ 100 E-Mini Future, 01/19/2007, Strike $1,275.00 (c)	554	11,080	52,630
NASDAQ 100 E-Mini Future, 01/19/2007, Strike $1,275.00 (c)	1	20	105

Total (Premiums Received $55,473)	1,112	22,300	$ 87,897

(a) Each NASDAQ 100 Index contract has a multiplier of 100 shares.
(b) Each S&P 500 E-Mini Future contract has a multiplier of 50 shares.
(c) Each NASDAQ 100 E-Mini Future contract has a multiplier of 20 shares.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Option & Income Fund
Schedule of Investments
February 28, 2007
(Unaudited)

Common Stocks - 4.37%	Shares	Value

Cigarettes - 0.07%
Reynolds American, Inc. (b)	242	$ 14,774

Crude Petroleum & Natural Gas - 0.16%
Enterprise Products Partners, L.P. (b)	581	17,726
Hiland Partners, L.P. (b)	339	18,387
		36,113

Electric & Other Services Combined - 0.08%
Pepco Holdings, Inc. (b)	623	16,584

Electric Services - 0.64%
Cleco Corp. (b)	632	16,558
FPL Group, Inc. (b)	351	20,734
Great Plains Energy, Inc. (b)	513	15,949
Northeast Utilities (b)	679	19,732
NSTAR (b)	475	16,250
Progress Energy, Inc. (b)	350	17,101
TECO Energy, Inc. (b)	999	16,753
The Empire District Electric Co. (b)	691	16,577
		139,654

Electronic Components & Accessories - 0.08%
Westar Energy, Inc. (b)	637	17,116

Food and Kindred Products - 0.07%
Altria Group, Inc. (b)	184	15,508

Investment Companies - 0.08%
MCG Capital Corp. (b)	956	18,116

Manifold Business Forms - 0.09%
Ennis, Inc. (b)	755	19,479

Men's & Boy's Furnishings, Work Clothing & Allied Garments - 0.08%
VF Corp. (b)	226	18,037

Metal Mining - 0.11%
Southern Copper Corp. (b)	342	24,077

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 0.09%
Compass Minerals International, Inc. (b)	586	19,145

Miscellaneous Food Preparations & Kindred Products - 0.21%
Reddy Ice Holdings, Inc. (b)	1,668	45,003

Miscellaneous Product of Petroleum & Coal - 0.09%

Quaker Chemical Corp. (b)	812	19,123

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Option & Income Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)

Common Stock - 4.37% - continued	Shares	Value

National Commercial Banks - 0.14%
Huntington Bancshares, Inc. (b)	648	$ 15,001
National City Corp. (b)	438	16,578
		31,579

Natural Gas Distribution - 0.22%
Cascade Natural Gas Corp. (b)	608	15,808
Northwest Natural Gas Co. (b)	409	18,106
Piedmont Natural Gas Co., Inc. (b)	603	15,153
		49,067

Natural Gas Transmission - 0.25%
Energy Transfer Partners, L.P. (b)	326	17,982
ONEOK Partners, L.P. (b)	282	18,257
Williams Partners, L.P. (b)	431	18,619
		54,858

Natural Gas Transmission & Distribution - 0.07%
Kinder Morgan, Inc. (b)	149	15,758

Office Furniture - 0.09%
Kimball International, Inc. - Class B (b)	916	19,264

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.09%
Biomet, Inc. (b)	476	20,149

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.09%
RPM International, Inc. (b)	827	19,352

Periodicals: Publishing or Publishing & Printing - 0.07%
Martha Stewart Living Omnimedia, Inc. - Class A (a)(b)	810	15,082

Pharmaceutical Preparations - 0.08%
Merck & Co., Inc. (b)	379	16,737

Pipe Lines (No Natural Gas) - 0.16%
Enbridge Energy Partners, L.P. (b)	321	16,952
Magellan Midstream Partners, L.P. (b)	421	17,724
		34,676

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 0.17%
The Dow Chemical Co. (b)	422	18,484
Eastman Chemical Co. (b)	304	17,973
		36,457

Plastic Products - 0.18%
Newell Rubbermaid, Inc. (b)	581	17,790
Tupperware Brands Corp. (b)	878	20,554
		38,344

Retail - Auto Dealers & Gasoline Stations - 0.09%
Asbury Automotive Group, Inc. (b)	760	20,300

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Option & Income Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)

Common Stock - 4.37% - continued	Shares	Value

Retail - Miscellaneous Retail - 0.09%
Suburban Propane Partners, L.P. (b)	465	$ 19,832

Retail - Retail Stores - 0.09%
Inergy Holdings, L.P. (b)	455	18,905

Savings Institution, Federally Chartered - 0.07%
First Defiance Financial Corp. (b)	571	16,462

State Commercial Banks - 0.15%
C&F Financial Corp. (b)	398	17,532
MidWestOne Financial Group, Inc. (b)	795	14,700
		32,232

Telephone Communications (No Radiotelephone) - 0.17%
Commonwealth Telephone Enterprises, Inc. (b)	450	19,224
FairPoint Communications, Inc. (b)	962	18,374
		37,598

Tobacco Products - 0.09%
Loews Corp. - Carolina Group (b)	261	18,800

Wholesale - Electrical Appliances, TV & Radio Sets - 0.07%
Craftmade International, Inc. (b)	944	15,585

Wholesale - Petroleum Bulk Stations & Terminals - 0.09%
Global Partners, L.P. (b)	700	20,237

TOTAL COMMON STOCK (Cost $834,153)		954,003

Real Estate Investment Trusts - 0.84%

BRE Properties, Inc. - Class A (b)	262	17,371
Capital Trust, Inc. - Class A (b)	411	18,906
Healthcare Realty Trust, Inc. (b)	437	16,929
JER Investors Trust, Inc. (b)	926	17,613
Kimco Realty Corp. (b)	377	18,948
Maguire Properties, Inc. (b)	386	15,077
New Plan Excel Realty Trust, Inc. (b)	573	19,132
NovaStar Financial, Inc. (b)	517	4,120
Potlatch Corp. (b)	408	18,442
Rayonier, Inc. (b)	395	17,641
Weingarten Realty Investors (b)	373	18,441

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $169,584)		182,620

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Option & Income Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)

Exchange-Traded Funds - 5.91%	Shares	Value

iShares Dow Jones Select Dividend Index Fund (b)	5,444	$ 386,470
iShares Dow Jones U.S. Real Estate Index Fund (b)	4,100	361,333
iShares Dow Jones U.S. Regional Banks Index Fund (b)	3,688	190,227
iShares Dow Jones U.S. Utilities Sector Index Fund (b)	3,762	352,462

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,256,191)		1,290,492

Closed-End Mutual Funds - 8.57%

Aberdeen Global Income Fund, Inc. (b)	6,372	83,155
ACM Income Fund, Inc. (b)	10,312	84,661
American Strategic Income Portfolio II (b)	7,638	88,601
BlackRock Core Bond Trust (b)	6,582	86,948
BlackRock Corporate High Yield Fund III, Inc. (b)	10,721	90,378
BlackRock Corporate High Yield Fund VI, Inc. (b)	6,580	89,027
BlackRock Corporate High Yield Fund, Inc. (b)	12,872	108,125
Colonial High Income Municipal Trust (b)	12,730	83,891
Delaware Investments Dividend and Income Fund, Inc. (b)	6,597	92,688
DWS Global High Income Fund, Inc. (b)	10,073	92,067
Evergreen Income Advantage Fund (b)	5,868	84,382
Evergreen Managed Income Fund (b)	5,001	86,617
First Trust/Fiduciary Asset Management Covered Call Fund (b)	4,666	85,201
Global High Income Fund, Inc. (b)	5,413	87,474
Hyperion Strategic Mortgage Income Fund, Inc. (b)	6,258	85,109
John Hancock Preferred Income Fund III (b)	3,826	87,233
Morgan Stanley Emerging Markets Debt Fund, Inc. (b)	9,742	106,090
PIMCO Strategic Global Government Fund, Inc. (b)	7,754	89,636
Western Asset Emerging Markets Income Fund, Inc. (b)	5,470	80,300

Western Asset Managed High Income Fund, Inc. (b)	13,256	92,262
Western Asset Worldwide Income Fund, Inc. (b)	6,299	85,729

TOTAL CLOSED-END MUTUAL FUNDS (Cost $1,825,117)		1,869,574

	Principal
U.S. Treasury Bills - 45.38%	Value

U.S. Treasury Bill, 0.00%, 07/12/2007 (b)	$ 2,500,000	2,454,697
U.S. Treasury Bill, 0.00%, 07/26/2007 (b)	7,600,000	7,447,780

TOTAL U.S. TREASURY BILLS (Cost $9,903,500)		9,902,477

Money Market Funds - 37.37%	Shares

Fidelity Institutional Money Market Portfolio, 5.17% (c)	8,155,274	8,155,274

TOTAL MONEY MARKET FUNDS (Cost $8,155,274)		8,155,274

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Option & Income Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)

Call Options on Futures Purchased - 0.45%	Outstanding Contracts	Value

S&P 500 E-Mini Future, 04/20/2007, Strike $1,410.00 (d)	55	$ 99,000

TOTAL CALL OPTIONS ON FUTURES PURCHASED (Cost $100,375)		99,000

TOTAL INVESTMENTS (Cost $22,244,194) - 102.89%		$ 22,453,440

Liabilities in excess of other assets - (2.89)%		(631,402)

TOTAL NET ASSETS - 100.00%		$ 21,822,038

(a) Non-income producing.
(b) A portion of this security is pledged as collateral for call options written.
(c) Variable rate securities; the money market rate shown represents the rate at February 28, 2006.
(d) Each S&P 500 E-Mini Future contract has a multiplier of 50 shares.

Tax Related (Excluding Premiums & Proceeds Received for Options Written & Futures)

Unrealized appreciation		$ 236,100

Unrealized depreciation	(26,854)
Net unrealized appreciation	$ 209,246

Aggregate cost of securities for income tax purposes	$ 22,244,194

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Option & Income Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)
	Number of Long or (Short)	Underlying Face Amount at	Unrealized Appreciation
Long Futures Contracts	Contracts	Market Value	(Depreciation)

Russell 2000 Futures Contracts March 2007 (a)	2	$ 158,940	$ (6,600)
S&P 500 E-Mini Futures Contracts March 2007 (b)	52	3,663,140	(83,460)

Total Long Futures Contracts			$ (90,060)

Short Futures Contracts

NASDAQ 100 E-Mini Futures Contracts March 2007 (c)	(2)	(70,620)	300

Total Short Futures Contracts			$ 300

(a) Each Russell 2000 E-Mini Future contract has a multiplier of 100 shares.
(b) Each S&P 500 E-Mini Future contract has a multiplier of 50 shares.
(c) Each NASDAQ 100 E-Mini Future contract has a multiplier of 20 shares.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Option & Income Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)

Written Call Options / Expiration Date @ Exercise Price	Number of Contracts	Shares Subject to Call	Value

iShares Dow Jones U.S. Real Estate Index, 06/17/2007, Strike $87.00 (a)	41	4,100	$ 20,090
iShares Dow Jones Select Dividend Index Fund, 06/16/2007, Strike $71.00 (a)	217	21,700	43,400
iShares Russell 2000, 05/19/2007, Strike $79.00 (a)	20	2,000	6,500
NASDAQ 100 Index, 03/17/2007, Strike $1,925.00 (b)	178	17,800	4,450
NASDAQ 100 Index, 04/21/2007, Strike $2,000.00 (b)	267	26,700	12,015
Regional Bank Holders Trust, 05/19/2007, Strike $160.00 (a)	9	900	4,500
Utilities Select Sector SPDR, 06/16/2007, Strike $39.00 (a)	90	9,000	8,100

Total (Premiums Received $163,875)	822	82,200	$ 99,055

Written Call Options on Futures / Expiration Date @ Exercise Price
	Number of Contracts	Shares Subject to Call	Value

S&P 500 E-Mini Future, 04/20/2007, Strike $1,430.00 (c)	67	3,350	$ 79,562
S&P 500 E-Mini Future, 04/20/2007, Strike $1,460.00 (c)	56	2,800	28,700
S&P 500 E-Mini Future, 04/20/2007, Strike $1,470.00 (c)	12	600	4,200
S&P 500 E-Mini Future, 04/20/2007, Strike $1,510.00 (c)	67	3,350	4,355
S&P 500 E-Mini Future, 04/20/2007, Strike $1,525.00 (c)	83	4,150	2,698
S&P 500 E-Mini Future, 04/20/2007, Strike $1,530.00 (c)	414	20,700	11,385
S&P 500 E-Mini Future, 04/20/2007, Strike $1,540.00 (c)	151	7,550	3,020
S&P 500 Future, 04/20/2007, Strike $1,410.00 (d)	11	2,750	99,275

Total (Premiums Received $377,635)	861	45,250	$ 233,195

(a) Each iShares, Regional Bank Holders Trust and Utilities Select Sector SPDR contract has a multiplier of 100 shares.
(b) Each NASDAQ 100 Index contract has a multiplier of 100 shares.
(c) Each S&P 500 E-Mini Future contract has a multiplier of 50 shares.
(d) Each S&P 500 Future contract has a multiplier of 250 shares.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Sector Opportunity Fund
Schedule of Investments
February 28, 2007
(Unaudited)

Common Stocks - 2.49%	Shares	Value

Biological Product - 0.30%
Amgen, Inc. (a)(b)	600	$ 38,556

Computer Communications Equipment - 0.35%
Cisco Systems, Inc. (a)(b)	1,700	44,098

Electronic Computers - 0.32%
Dell, Inc. (a)(b)	1,800	41,130

Petroleum Refining - 0.40%
Exxon Mobile Corp. (b)	700	50,176

Retail - Lumber & Other Building Materials Dealers - 0.71%
The Home Depot, Inc. (b)	1,100	43,560
Lowe's Companies, Inc. (b)	1,400	45,584
		89,144

Services - Business Services - 0.41%
eBay, Inc. (a)(b)	1,600	51,296

TOTAL COMMON STOCK (Cost $336,823)		314,400

Exchange-Traded Funds - 11.48%

Internet Architecture HOLDRs Trust (b)	5,500	226,545
iShares Dow Jones U.S. Consumer Goods Sector Index Fund (b)	3,300	197,835
iShares Dow Jones U.S. Energy Sector Index Fund (b)	1,700	167,637
iShares Dow Jones U.S. Healthcare Sector Index Fund (b)	6,800	455,124
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund (b)	1,100	53,823
iShares Dow Jones U.S. Telecommunications Sector Index Fund (b)	4,300	131,580
iShares Goldman Sachs Semiconductor Index Fund (b)	1,400	86,632
Vanguard Consumer Staples ETF (b)	2,000	128,600

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,463,953)		1,447,776

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Sector Opportunity Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)

	Principal
U.S. Treasury Bills - 51.30%	Value	Value

U.S. Treasury Bill, 0.00%, 07/12/2007 (b)	$ 2,000,000	$ 1,963,758
U.S. Treasury Bill, 0.00%, 07/26/2007 (b)	4,600,000	4,507,867

TOTAL U.S. TREASURY BILLS (Cost $6,473,411)		6,471,625

Money Market - 8.61%	Shares

Fidelity Institutional Money Market Portfolio, 5.17% (c)	1,086,812	1,086,812

TOTAL MONEY MARKET (Cost $1,086,812)		1,086,812

	Outstanding
Call Options on Futures Purchased - 0.43%	Contracts

S&P 500 E-Mini Future, 04/20/2007, Strike $1,410.00 (d)	30	54,000

TOTAL CALL OPTIONS ON FUTURES PURCHASED (Cost $54,750)		54,000

Put Options on Futures Purchased - 0.02%

NASDAQ 100 E-Mini Future, 03/16/2007, Strike $1,620.00 (f)	50	3,000

TOTAL PUT OPTIONS ON FUTURES PURCHASED (Cost $4,250)		3,000

TOTAL INVESTMENTS (Cost $9,419,999) - 74.33%		$ 9,377,613

Cash and other assets less liabilities - 25.67%		3,238,231

TOTAL NET ASSETS - 100.00%		$ 12,615,844

(a) Non-income producing.
(b) A portion of this security is pledged as collateral for call options written.
(c) Variable rate securities; the money market rate shown represents the rate at February 28, 2007.
(d) Each S&P 500 E-Mini Future contract has a multiplier of 50 shares.
(e) Each NASDAQ 100 E-Mini Future contract has a multiplier of 20 shares.

Tax Related (Excluding Premiums & Proceeds Received for Options Written & Futures)

Unrealized appreciation		$ 12,547
Unrealized depreciation		(54,933)
Net unrealized depreciation		$ (42,386)

Aggregate cost of securities for income tax purposes		$ 9,419,999

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Sector Opportunity Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)
	Number of	Underlying Face Amount
Long Futures Contracts	Long or (Short) Contracts	at Market Value	Unrealized Appreciation (Depreciation)

DJIA CBOT E-Mini Futures Contracts March 2007 (a)	2	$ 122,740	$ (4,370)
MSCI EAFE E-Mini Futures Contracts March 2007 (b)	10	1,049,500	(30,180)
NASDAQ 100 E-Mini Futures Contracts March 2007 (c)	27	953,370	(10,480)
Russell 2000 E-Mini Futures Contracts March 2007 (d)	6	476,820	(14,940)
S&P 500 Futures Contracts March 2007 (e)	6	2,113,350	(61,650)

Total Long Futures Contracts			$ (121,620)

Short Futures Contracts

S&P 500 E-Mini Futures Contracts March 2007 (f)	(2)	(140,890)	5,135

Total Short Futures Contracts			$ 5,135

(a) Each DJIA CBOT E-Mini Future contract has a multiplier of 5 shares.
(b) Each MSCI EAFE E-Mini Future contract has a multiplier of 50 shares.
(c) Each NASDAQ 100 E-Mini Future contract has a multiplier of 20 shares.
(d) Each Russell 2000 E-Mini Future contract has a multiplier of 100 shares.
(e) Each S&P 500 Future contract has a multiplier of 250 shares.
(f) Each S&P 500 E-Mini Futures contract has a multiplier of 50 shares.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Sector Opportunity Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)

Written Call Options / Expiration Date @ Exercise Price	Number of Contracts	Shares Subject to Call	Value

Amgen, Inc., 04/21/2007, Strike $65.00 (a)	6	600	$ 1,230
Cisco Systems, Inc., 04/21/2007, Strike $25.00 (a)	17	1,700	2,805
Dell, Inc., 05/19/2007, Strike $25.00 (a)	18	1,800	990
Diamonds Trust Series I, 04/21/2007, Strike $122.00 (a)	10	1,000	3,500
eBay, Inc., 01/20/2007, Strike $35.00 (a)	16	1,600	2,720
Energy Select Sector SPDR, 04/21/2007, Strike $57.00 (a)	9	900	1,890
Exxon Mobile Corp., 04/21/2007, Strike $72.50 (a)	7	700	1,400
Home Depot, Inc., 05/19/2007, Strike $40.00 (a)	11	1,100	1,705
Internet Architect HOLDRs Trust, 03/17/2007, Strike $40.00 (a)	43	4,300	15,480
Internet Architect HOLDRs Trust, 05/19/2007, Strike $40.00 (a)	12	1,200	6,000
iShares Dow Jones U.S. Energy Sector Index Fund, 04/21/2007, Strike $100.00 (a)	17	1,700	4,505
iShares Dow Jones U.S. Healthcare Sector Index Fund, 07/21/2007, Strike $70.00 (a)	68	6,800	6,120
iShares Goldman Sachs Semiconductor Index Fund, 04/21/2007, Strike $65.00 (a)	14	1,400	1,120
iShares MSCI EAFE Index Fund, 06/16/2007, Strike $74.00 (a)	140	14,000	43,400
iShares Russell 2000, 05/19/2007, Strike $79.00 (a)	60	6,000	19,500
Lowe's Co., 07/21/2007, Strike $32.50 (a)	14	1,400	3,220
NASDAQ 100, 03/17/2007, Strike $1,925.00 (a)	103	10,300	2,575
NASDAQ 100, 04/21/2007, Strike $2,000.00 (a)	266	26,600	11,970
Vanguard Consumer Staples ETF, 06/16/2007, Strike $66.00 (a)	20	2,000	1,700

Total (Premiums Received $184,609)	851	85,100	$ 131,830

Written Call Options on Futures / Expiration Date @ Exercise Price	Number of Contracts	Shares Subject to Call	Value

NASDAQ 100 E-Mini Future, 03/16/2007, Strike $1,930.00 (b)	200	50,000	$ 400
NASDAQ 100 E-Mini Future, 04/20/2007, Strike $1,775.00 (b)	50	12,500	56,250
NASDAQ 100 E-Mini Future, 04/20/2007, Strike $1,825.00 (b)	50	12,500	31,250
NASDAQ 100 E-Mini Future, 04/20/2007, Strike $1,850.00 (b)	8	2,000	3,520
NASDAQ 100 E-Mini Future, 04/20/2007, Strike $1,980.00 (b)	588	147,000	18,228
S&P 500 E-Mini Future, 04/20/2007, Strike $1,410.00 (c)	6	300	54,150
S&P 500 E-Mini Future, 04/20/2007, Strike $1,430.00 (c)	67	3,350	79,562
S&P 500 E-Mini Future, 04/20/2007, Strike $1,460.00 (c)	38	1,900	19,475
S&P 500 E-Mini Future, 04/20/2007, Strike $1,470.00 (c)	31	1,550	10,850
S&P 500 E-Mini Future, 04/20/2007, Strike $1,510.00 (c)	67	3,350	4,355
S&P 500 E-Mini Future, 04/20/2007, Strike $1,530.00 (c)	467	23,350	12,843
S&P 500 E-Mini Future, 04/20/2007, Strike $1,540.00 (c)	250	12,500	5,000

Total (Premiums Received $514,440)	1,822	270,300	$ 295,883

(a) Each contract has a multiplier of 100 shares.
(b) Each S&P 500 Future contract has a multiplier of 250 shares.
(c) Each S&P 500 E-Mini Future contract has a multiplier of 50 shares.

*See accompanying notes which are an integral part of these financial statements.

GERONIMO Funds
GERONIMO Sector Opportunity Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)

Written Put Options on Futures / Expiration Date @ Exercise Price	Number of Contracts	Shares Subject to Put	Value

NASDAQ 100 E-Mini Future, 04/20/2007, Strike, $1,770.00 (a)	50	1,000	$ 42,750

Total (Premiums Received $38,500)	50	1,000	$ 42,750

(a) Each NASDAQ 100 E-Mini Future contract has a multiplier of 20 shares.

*See accompanying notes which are an integral part of these financial statements.

Geronimo Funds

Related Notes to the Schedule of Investments

February 28, 2007

(Unaudited)

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic an political developments in a country or region.

On a daily basis, Index Derivatives (including swaps) held by the Multi-Strategy Fund will be valued at fair value by the Advisor, based on a pricing model established by the Advisor, according to policies and procedures adopted by the Board of Trustees. There can be no assurance that a fair valuation of an Index Derivative used by the Multi-Strategy Fund on any given day will accurately reflect the market value of the Index Derivative, calculated based on the closing market prices of the underlying HFRX Strategies as reported by Hedge Fund Research, Inc. (“HFR”). The HFRX Strategies are comprised of separate accounts managed by numerous hedge fund mangers selected by HFR. The Advisor will be responsible for monitoring market events that could have a significant impact on the price of any portfolio security, including any Index Derivative held by the Multi-Strategy Fund.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Geronimo Funds

Related Notes to the Schedule of Investments

February 28, 2007

(Unaudited)

Fair Value Measuring - In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2006, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

Option writing - When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Short Sales – A Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Futures Contracts – A Fund may enter into futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. At November 30, 2006, restricted cash, held in connection with futures contracts, amounted to $515,345, $415,692, and $425,567 for the Multi-Strategy, Option & Income, and Sector Opportunity Fund, respectively, and is included in cash held at the broker. Also included in the amounts reported on the Statement of Assets and Liabilities is activity for short sales, options written, and options on futures contracts. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Geronimo Funds

Related Notes to the Schedule of Investments

February 28, 2007

(Unaudited)

Swaps – The Funds may enter into total return swap agreements, which are over-the-counter contracts, in which one party agrees to make periodic payments based on the change in market value of a specified hedge fund, specified equity security, basket of equity securities, equity index, commodity index, or US Dollar index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index, commodity index, or US Dollar index. Swap agreements are used to obtain exposure to a specified HFRX Strategy or Strategies, equity or market without owning or taking physical custody of securities.

To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Upfront payments made by the Fund are recorded as an asset on the Fund’s books, any subsequent payments received or made are recorded as realized gain or loss.

A small investment in swaps or other derivatives could have a potentially large impact on the Fund’s performance; certain gains or losses could be amplified, increasing movements in the share price of the Fund. The use of derivatives involves risks that may be different from the risks associated with investing directly in the underlying assets. Risks may arise from unanticipated movements in interest rates or in the price of the underlying assets and/or the failure of the counterparty of the swap agreement to comply with the terms of the contract.

Federal Income Taxes – The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its taxable income. If the required amount of net investment income is not distributed, a Fund could incur a tax expense.

Leeb Focus Fund
Schedule of Investments
February 28, 2007
(Unaudited)

Common Stocks - 88.84%	Shares	Market Value

Aircraft Engines & Engine Parts - 2.10%
United Technologies Corp.	1,800	$ 118,134

Beverages - 2.66%
The Coca-Cola Co.	3,200	149,376

Drawing & Insulating of Nonferrous Wire - 1.87%
Corning, Inc. (a)	5,100	105,213

Drilling Oil & Gas Wells - 2.63%
Nabors Industries Ltd. (a)	3,400	101,864
Transocean, Inc. (a)	600	46,008
		147,872

Electric & Other Services Combined - 1.64%
Exelon Corp.	1,400	92,302

Electric Services - 4.20%
FPL Group, Inc.	4,000	236,280

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.85%
General Electric Co.	6,200	216,504

Finance Services - 1.92%
American Express Co.	1,900	108,053

Fire, Marine & Casualty Insurance - 5.95%
Berkshire Hathaway, Inc. - Class B (a)	95	334,685

Industrial Inorganic Chemicals - 1.80%
Air Products & Chemicals, Inc.	1,350	101,007

Metal Mining - 2.03%
BHP Billiton Ltd. (b)	1,400	60,228
Rio Tinto plc (b)	250	54,165
		114,393

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.71%
Energy Conversion Devices, Inc. (a)	3,200	96,320

Motor Vehicles & Passenger Car Bodies - 2.85%
Toyota Motor Corp. (b)	1,200	160,200

National Commercial Banks - 7.26%
UBS AG	3,100	183,024
Wells Fargo & Co.	6,500	225,550
		408,574
Oil & Gas Field Machinery & Equipment - 4.26%
Baker Hughes, Inc.	2,400	156,264
National Oilwell Varco, Inc. (a)	1,200	83,568
		239,832

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)

Common Stocks - 88.84% - continued	Shares	Value

Oil & Gas Field Services - 5.73%
Halliburton Co.	1,900	$ 58,672
Schlumberger Ltd.	4,200	263,760
		322,432

Petroleum Refining - 2.08%
Hess Corp.	2,200	116,710

Pharmaceutical Preparations - 8.39%
Eli Lilly & Co.	3,650	192,136
Johnson & Johnson	1,800	113,274
Novartis AG (b)	3,000	166,290
		471,700

Pumps & Pumping Equipment - 1.58%
ITT Corp.	1,500	88,830

Retail - Drug Stores and Proprietary Stores - 1.95%
CVS Corp.	3,500	109,935

Search, Detection, Navigation, Guidance, Aeronautical Systems - 4.33%
Northrop Grumman Corp.	2,200	158,070
Raytheon Co.	1,600	85,680
		243,750

Security Brokers, Dealers, Flotation Companies - 2.87%
Goldman Sachs Group, Inc.	800	161,280

Semiconductors & Related Devices - 4.69%
First Solar, Inc. (a)	1,500	71,625
Intel Corp.	7,300	144,905
Suntech Power Holdings Co., Ltd. (a) (b)	1,300	47,125
		263,655

Services - Computer Programming, Data Processing, Etc. - 2.64%
Baidu.com, Inc. (a) (b)	425	45,347
Google, Inc. - Class A (a)	230	103,374
		148,721

Services - Prepackaged Software - 2.81%
Microsoft Corp.	5,600	157,752

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 1.69%
Procter & Gamble Co.	1,500	95,235

Telephone Communications (No Radiotelephone) - 1.98%
China Mobile Ltd. (b)	2,400	111,432

Trucking & Courier Services (No Air) - 1.37%
United Parcel Service, Inc. - Class B	1,100	77,209

TOTAL COMMON STOCKS (Cost $5,090,751)		4,997,386

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)
	Shares	Value
Exchange-Traded Funds - 2.13%

StreetTracks Gold Shares (a)	1,800	$ 119,628

TOTAL EXCHANGE-TRADED FUNDS (Cost $111,829)		119,628

Money Market Securities - 9.01%
Fidelity Institutional Money Market Fund: Money Market Portfolio, Class I, 5.220% (c)	506,847	506,847

TOTAL MONEY MARKET SECURITIES (Cost $506,847)		506,847

TOTAL INVESTMENTS (Cost $5,709,427) - 99.98%		$ 5,623,861

Other assets less liabilities - 0.02%		964

TOTAL NET ASSETS - 100.00%		$ 5,624,825

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security; the money market rate shown represents the rate at February 28, 2007.

Tax Related
Gross unrealized appreciation		$ 68,496
Gross unrealized depreciation		(154,062)
Net unrealized depreciation		$ (85,566)

Aggregate cost of securities for income tax purposes		$ 5,709,427

*See accompanying notes which are an integral part of these financial statements.

Leeb Focus Fund

Notes to the Schedule of Investments

February 28, 2007

(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Marco Targeted Return Fund
Schedule of Investments
February 28, 2007
(Unaudited)

Common Stocks - 99.09%	Shares	Value

Beverages - 7.13%
Constellation Brands, Inc. - Class A (a) (b)	12,000	$ 281,520
The Coca-Cola Co. (b)	6,000	280,080
		561,600

Biological Products - 6.19%
Amgen, Inc. (a) (b)	4,000	257,040
ImClone Systems, Inc. (a) (b)	8,000	230,480
		487,520

Computer Communications Equipment - 4.28%
Cisco Systems, Inc. (a) (b)	13,000	337,220

Computer Storage Devices - 8.59%
EMC Corp. (a) (b)	25,000	348,750
SanDisk Corp. (a)	9,000	327,780
		676,530

Electronic Computers - 2.90%
Dell, Inc. (a) (b)	10,000	228,500

Fire, Marine & Casualty Insurance - 3.83%
American International Group, Inc. (b)	4,500	301,950

Oil & Gas Field Services - 3.99%
Schlumberger Ltd. (b)	5,000	314,000

Petroleum Refining - 3.64%
Exxon Mobil Corp. (b)	4,000	286,720

Pharmaceutical Preparations - 6.29%
King Pharmaceuticals, Inc. (a) (b)	10,500	195,825
Pfizer, Inc. (b)	12,000	299,520
		495,345

Radio & TV Broadcasting & Communications Equipment - 7.49%
L-3 Communications Holdings, Inc. (b)	4,000	348,400
QUALCOMM, Inc. (b)	6,000	241,680
		590,080
Retail - Lumber & Other Building Materials Dealers - 3.52%
The Home Depot, Inc. (b)	7,000	277,200

Retail - Variety Stores. - 3.06%
Wal-Mart Stores, Inc. (b)	5,000	241,500

Savings Institutions, Not Federally Chartered - 3.28%
Washington Mutual, Inc. (b)	6,000	258,480

Semiconductors & Related Devices - 3.78%
Intel Corp.	15,000	297,750

Semiconductors & Related Devices - 3.54%
Texas Instruments, Inc. (b)	9,000	278,640

See accompanying notes which are an integral part of these financial statements.

Marco Targeted Return Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)

Common Stocks - 99.09% - continued	Shares	Value

Services - Computer Processing & Data Preparation - 3.30%
Affiliated Computer Services, Inc. - Class A (a)	5,000	$ 259,850

Services - Miscellaneous Amusement & Recreation - 4.35%
The Walt Disney Co. (b)	10,000	342,600

Services - Prepackaged Software - 2.39%
Symantec Corp. (a) (b)	11,000	188,100

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.22%
Proctor & Gamble Co. (b)	4,000	253,960

Sugar & Confectionery Products - 3.79%
Wm. Wrigley Jr. Co. (b)	6,000	298,800

Surgical & Medical Instruments & Apparatus - 3.20%
3M Co. (b)	3,400	251,872

Trucking & Courier Services - 3.56%
United Parcel Service, Inc. - Class B (b)	4,000	280,760

Wholesale - Groceries & Related Products - 3.77%
Sysco Corp. (b)	9,000	296,640

TOTAL COMMON STOCKS (Cost $8,239,265)		7,805,617

Money Market Securities - 2.90%
Huntington Money Market Fund - Investment Shares, 4.18%, (c)	228,599	228,599

TOTAL MONEY MARKET SECURITIES (Cost $228,599)		228,599

TOTAL INVESTMENTS (Cost $8,467,864) - 101.99%		$ 8,034,216

Liabilities in excess of other assets - (1.99)%		(157,163)

TOTAL NET ASSETS - 100.00%		$ 7,877,053

(a) Non-income producing.
(b) Portion of the security is pledged as collateral for call options written.

Tax Related (Excluding Premiums Received for Call Options Written)
Unrealized appreciation		$ 157,134
Unrealized depreciation		(590,782)
Net unrealized depreciation		$ (433,648)

Aggregate cost of securities for income tax purposes		$ 8,467,864

See accompanying notes which are an integral part of these financial statements.

Marco Targeted Return Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)
Call Options / Expiration Date @ Exercise Price	Shares Subject to Call	Value

3M Co. / Apr 2007 @ $80.00	3,400	$ 1,020
American International Group, Inc. / Mar 2007 @ $70.00	4,500	1,350
Amgen, Inc. / Apr 2007 @ $75.00	4,000	600
Cisco Systems, Inc. / Mar 2007 @ $27.50	13,000	1,950
The Coca-Cola Co. / Apr 2007 @ $47.50	6,000	3,600
Constellation Brands, Inc. - Class A / Apr 2007 @ $25.00	12,000	3,000
Dell, Inc. / Apr 2007 @ $25.00	10,000	3,500
EMC Corp. / Apr 2007 @ $14.00	10,000	7,500
Exxon Mobil Corp. / Apr 2007 @ $75.00	25,000	15,000
The Home Depot, Inc. / May 2007 @ $42.50	4,000	4,000
ImClone Systems, Inc. / May 2007 @ $30.00	7,000	4,550
King Pharmaceuticals, Inc. / Apr 2007 @ $17.50	8,000	12,800
L-3 Communications Holdings, Inc. / Apr 2007 @ $80.00	10,500	19,950
Pfizer, Inc. / Mar 2007 @ $27.50	4,000	22,400
Proctor & Gamble Co. / Apr 2007 @ $65.00	12,000	600
QUALCOMM, Inc. / Apr 2007 @ $40.00	4,000	3,400
Schlumberger Ltd. / Mar 2007 @ $62.50	6,000	14,100
Symantec Corp. / Apr 2007 @ $20.00	5,000	10,250
Sysco Corp. / May 2007 @ $35.00	11,000	550
Texas Instruments, Inc. / Apr 2007 @ $30.00	9,000	4,050
United Parcel Service, Inc. - Class B / Mar 2007 @ $75.00	9,000	17,730
Wal-Mart Stores, Inc. / Mar 2007 @ $50.00	4,000	400
The Walt Disney Co. / Apr 2007 @ $35.00	5,000	750
Washington Mutual, Inc. / Mar 2007 @ $45.00	6,000	1,200
Wm. Wrigley Jr. Co. / Apr 2007 @ $50.00	6,000	6,000

Total (Premiums received $256,548)	198,400	$ 160,250

See accompanying notes which are an integral part of these financial statements.

Marco Targeted Return Fund
Related Notes to the Schedule of Investments
February 28, 2007
(Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether The Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Roosevelt Anti-Terror Multi-Cap Fund
Schedule of Investments
February 28, 2007
(Unaudited)

Common Stocks - 86.42%	Shares	Value

Agricultural Chemicals - 2.09%
Potash Corp of Saskatchewan, Inc.	2,005	$ 316,409

Agricultural Support Activities & Products - 0.69%
Saskatchewan Wheat Pool, Inc. (a)	14,550	103,887

Biological Products, (No Diagnostic Substances) - 1.49%
Genzyme Corp. (a)	3,650	225,570

Bituminous Coal & Lignite Surface Mining - 0.44%
Peabody Energy Corp.	1,665	67,266

Calculating & Accounting Machines (No Electronic Computers) - 1.40%
Diebold, Inc.	4,465	211,507

Chemical & Allied Products - 2.43%
Monsanto Co.	7,000	368,830

Communications Services - 0.82%
XM Satellite Radio Holdings, Inc. - Class A (a)	8,680	124,645

Computer Communications Equipments - 2.53%
Cisco Systems, Inc. (a)	14,800	383,912

Crude Petroleum & Natural Gas - 1.36%
Toreador Resources Corp. (a)	8,600	206,486

Electric & Other Services Combined - 0.82%
Sierra Pacific Resources (a)	7,200	124,992

Electric Services - 9.83%
Constellation Energy Group, Inc.	6,000	472,020
FPL Group, Inc.	7,300	431,211
Northeast Utilities	12,450	361,797
Southern Co.	6,300	225,540
		1,490,568
Fabricated Plate Work - 1.88%
McDermott International, Inc. (a)	5,900	284,380

Farm Machinery & Equipment - 2.09%
Deere & Co.	2,915	316,044

Financial Services - 2.50%
Morgan Stanley	5,050	378,346

See accompanying notes which are an integral part of these financial statements.

Roosevelt Anti-Terror Multi-Cap Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)

Common Stocks - 86.42% - continued	Shares	Value

Hazardous Waste Management - 1.80%
Stericycle, Inc. (a)	3,500	$ 272,335

Household Appliances - 2.44%
Whirlpool Corp.	4,200	370,482

Medical - Biomedical/Gene - 1.43%
Novozymes A/S - B Shares	2,550	217,388

Mens' & Boys' Furnishings, Work Clothing & Allied Garments - 1.90%
Phillips-Van Heusen Corp.	5,255	288,184

Mining & Quarrying of Nonmetallic Minerals - 1.22%
Compass Minerals International, Inc.	5,650	184,585

Miscellaneous Chemical Products - 2.48%
Nalco Holding Co. (a)	15,700	375,230

Miscellaneous Manufacturing Industries - 2.77%
International Game Technology	5,150	212,437
WMS Industries, Inc. (a)	5,550	207,737
		420,174

Miscellaneous Metal Ores - 1.63%
Cameco Corp.	6,700	247,632

Miscellaneous Publishing - 1.54%
Reed Elsevier plc (b)	5,000	233,800

Motor Vehicle Parts & Accessories - 2.05%
Borgwarner, Inc.	4,225	311,129

Oil & Gas Field Services - 2.09%
Willbros Group, Inc. (a)	14,500	316,100

Oil Field Machinery & Equipment - 0.96%
Shawcor Industries Ltd. - Class A	7,050	145,653

Perfumes, Cosmetics & Other Toilet Preparations - 0.96%
Avon Products, Inc.	3,950	144,807

Pharmaceutical Preparations - 1.60%
Wyeth	4,955	242,399

Plastic Mail, Synthetic Resin/Rubber, Cellulos (No Glass) - 2.44%
Dupont E I De Nemours & Co.	7,300	370,475

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.85%
Hexcel Corp. (a)	15,500	279,930

Plastics Products - 2.59%
Newell Rubbermaid, Inc.	12,800	391,936

Radio & TV Broadcasting & Communications Equipment - 2.12%
Loral Space & Communications (a)	6,902	321,288

See accompanying notes which are an integral part of these financial statements.

Roosevelt Anti-Terror Multi-Cap Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)

Common Stocks - 86.42% - continued	Shares	Value

Retail - Eating Places - 2.63%
McDonald's Corp.	9,100	$ 397,852

Retail - Grocery Stores - 1.96%
Kroger Co.	11,550	296,489

Secondary Smelting & Refining of Nonferrous Metals - 0.88%
Titamium Metals Corp. (a)	3,800	132,620

Security & Commodity Brokers, Dealers, Exchanges - 1.35%
Chicago Mercantile Exchange Holdings, Inc. - Class A	380	204,869

Services - Business Services - 2.12%
Sotheby's Holdings, Inc.	2,635	95,809
WebMD Health Corp. - Class A (a)	4,200	225,918
		321,727

Services - Commercial Physical & Biological Research - 1.26%
Medarex, Inc. (a)	14,000	191,520

Services - Computer Programming - 1.92%
Verisign, Inc. (a)	11,530	291,709

Services - Miscellaneous Amusement & Recreation - 1.31%
Pinnacle Entertainment, Inc. (a)	6,150	198,891

Services - Nursing & Personal Care Facilities - 0.84%
Brookdale Senior Living, Inc.	2,695	127,231

Services - Prepackaged Software - 1.64%
Microsoft Corp.	8,850	249,305

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 3.06%
Procter & Gamble Co.	7,300	463,477

Surgical & Medical Instruments - 1.91%
Becton Dickinson & Co.	3,800	288,762

Telephone Communications (No Radiotelephone) - 1.30%
Sprint Nextel Corp.	10,205	196,752

See accompanying notes which are an integral part of these financial statements.

Roosevelt Anti-Terror Multi-Cap Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)

Common Stocks - 86.42% - continued	Shares	Value

TOTAL COMMON STOCKS (Cost $11,534,297)		$ 13,097,573

Warrants - 2.78%
Mirant Corp Warrant, exercise price @ $20.54, Expiring 01/03/2011 (a)	21,300	420,675

TOTAL WARRANTS (Cost $282,152)		420,675

Money Market Securities - 3.55%
Huntington Money Market Fund, 4.43% (c)	538,568	538,568

TOTAL MONEY MARKET SECURITIES (Cost $538,568)		538,568

U.S. Treasury Notes - 4.03%
U.S. Treasury Strip, 0.00%, 02/15/2037	2,400,000	611,520

TOTAL U.S. TREASURY NOTES (Cost $612,480)		611,520

TOTAL INVESTMENTS (Cost $12,967,497) - 96.78%		$ 14,668,336

Liabilities in excess of other assets - 3.22%		487,711

TOTAL NET ASSETS - 100.00%		$ 15,156,047

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security; the money market rate shown represents the rate at February 28, 2007.

Tax Related
Unrealized appreciation		$ 1,820,195
Unrealized depreciation		(119,356)
Net unrealized appreciation		$ 1,700,839

Aggregate cost of securities for income tax purposes		$ 12,967,497

Roosevelt Anti-Terror Multi-Cap Fund

Related Notes to the Schedule of Investments

(Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Symons Alpha Growth Institutional Fund
Schedule of Investments
February 28, 2007
(Unaudited)

Common Stocks - 91.30%	Shares	Market Value

Beverages - 4.06%
Pepsico, Inc.	440	$ 27,786

Books: Publishing or Publishing & Printing - 3.91%
Scholastic Corp. (a)	770	26,788

Bottled & Canned Soft Drinks & Carbonated Waters - 3.90%
Cadbury Schweppes Public Ltd. Co. (b)	620	26,691

Cable & Other Pay Television Services - 3.77%
Comcast Corp. - Class A (a)	1005	25,849

Converted Paper & Paperboard Products - 4.03%
Kimberly-Clark Corp.	405	27,585

Crude Petroleum & Natural Gas - 11.60%
Chesapeake Energy Corp.	970	29,575
Cimarex Energy Co.	800	27,928
Saint Mary Land & Exploration Co.	610	21,966
		79,469

Dolls & Stuffed Toys - 4.02%
Mattel, Inc.	1060	27,571

Drilling Oil & Gas Wells - 4.07%
Nabors Industries Ltd. (a)	930	27,863

Gold and Silver Ores - 7.25%
Coeur D' Alene Mines Corp. (a)	4750	21,470
Harmony Gold Mining Co. Ltd. (a) (b)	2040	28,213
		49,683

Heating Equipment, Except Electric & Warm Air; & Plumbing Fixtures - 3.11%
Fortune Brands, Inc.	265	21,306

Household Furniture - 3.32%
Sealy Corp.	1320	22,770

Oil & Gas Field Services - 3.43%
Global Industries Ltd. (a)	1590	23,468

Pharmaceutical Preparations - 4.41%
Pfizer, Inc.	1210	30,202

Retail - Catalog & Mail-Order Houses - 3.30%
Nutri System, Inc. (a)	500	22,575

Semiconductors & Related Devices - 4.04%
Advanced Micro Devices, Inc. (a)	1840	27,710

See accompanying notes which are an integral part of these financial statements.

Symons Alpha Growth Institutional Fund
Schedule of Investments - continued
February 28, 2007
(Unaudited)

Common Stocks - 91.30% - continued	Shares	Market Value

Services - Miscellaneous Amusement & Recreation - 3.08%
Ameristar Casinos, Inc.	650	$ 21,073

Services - Prepackaged Software - 4.09%
Citrix System, Inc. (a)	870	28,014

Steel Pipe & Tubes - 4.03%
Lone Star Technologies, Inc. (a)	580	27,568

Surgical & Medical Instruments & Apparatus - 4.36%
Boston Scientific Corp. (a)	1830	29,847

Retail - Grocery Stores - 4.39%
Whole Foods Market, Inc.	630	30,095

Retail - Eating Places - 3.13%
McDonald's Corp.	490	21,423

TOTAL COMMON STOCKS (Cost $631,246)		625,336

Money Market Securities - 15.21%

Huntington Money Market, 5.22% (c)	104,201	104,201

TOTAL MONEY MARKET SECURITIES (Cost $104,201)		104,201

TOTAL INVESTMENTS (Cost $735,447) - 106.51%		$ 729,537

Liabilities in excess of other assets - (6.51)%		(44,626)

TOTAL NET ASSETS - 100.00%		$ 684,911

(a) Non-income producing.
(b) American Depositary Receipt
(c) Variable Rate Security; the money market rate shown represents the rate at February 28, 2007.

Tax Related
Unrealized appreciation		$ 5,717
Unrealized depreciation		(11,627)
Net unrealized depreciation		$ (5,910)

Aggregate cost of securities for income tax purposes		$ 735,447

See accompanying notes which are an integral part of these financial statements.

Symons Alpha Value Institutional
Schedule of Investments
February 28, 2007
(Unaudited)

Common Stocks - 88.10%	Shares	Market Value

Agriculture Product - 4.51%
Fresh Del Monte Produce, Inc. (a)	1,670	$ 29,676

Biological Products, No Diagnostic Substances - 3.86%
Amgen, Inc. (a)	395	25,383

Canned, Frozen & Preserved Fruit, Vegetables - 3.93%
Corn Products International, Inc.	810	25,896

Crude Petroleum & Natural Gas - 6.24%
Devon Energy Corporation	315	20,699
Energy Partners Ltd. (a)	940	20,398
		41,097

Drilling Oil & Gas Wells - 3.26%
TODCO (a)	630	21,470

Food & Kindred Products - 8.36%
Kraft Foods, Inc. - Class A	920	29,366
Sara Lee Corp.	1,560	25,678
		55,044

Games, Toys, & Childrens Vehicles - 4.51%
Hasbro, Inc.	1,050	29,704

General Building Contractors - Residential Buildings - 2.99%
Walter Industries, Inc.	790	19,671

Gold & Silver Ores - 4.04%
Barrick Gold Corp.	890	26,620

Grain Mill Products - 4.62%
General Mills, Inc.	540	30,434

Malt Beverages - 3.02%
Anheuser-Busch Cos, Inc.	405	19,877

Meat Packing Plants - 4.44%
Smithfield Foods, Inc. (a)	1,000	29,210

Pharmaceutical Preparations - 4.16%
King Pharmaceuticals, Inc. (a)	1,470	27,416

See accompanying notes which are an integral part of these financial statements.

Symons Alpha Value Institutional
Schedule of Investments - continued
February 28, 2007
(Unaudited)

Common Stocks - 88.10% - continued	Shares	Market Value

Photographic Equipment & Supplies - 3.81%
Eastman Kodak Co.	1,050	$ 25,074

Plastics Products - 4.05%
Newell Rubbermaid, Inc.	870	26,639

Radio Broadcasting Stations - 4.01%
Clear Channel Communications, Inc.	730	26,411

Retail - Department Stores - 3.08%
Dollar General Corp.	1,200	20,256

Retail - Miscellaneous Shopping Goods Stores - 3.96%
Borders Group, Inc.	1,220	26,084

Services - Motion Pictures & Video Tape Production - 3.80%
Time Warner, Inc.	1,230	25,031

Sugar & Confectionery Products - 4.18%
The Hershey Co.	520	27,498

Telecommunication - 3.27%
Telecom Corp. of New Zealand Ltd. (b)	790	21,543

TOTAL COMMON STOCKS (Cost $589,241)		580,034

Money Market Securities - 11.57%

Huntington Money Market, 5.22% (c)	76,207	76,207

TOTAL MONEY MARKET SECURITIES (Cost $76,207)		76,207

TOTAL INVESTMENTS (Cost $665,448) - 99.67%		$ 656,241

Other assets less liabilities - 0.33%		2,147

TOTAL NET ASSETS - 100.00%		$ 658,388

(a) Non-income producing.
(b) American Depositary Receipt
(c) Variable Rate Security; the money market rate shown represents the rate at February 28, 2007.

Tax Related
Unrealized appreciation		$ 6,249
Unrealized depreciation		(15,456)
Net unrealized depreciation		$ (9,207)

Aggregate cost of securities for income tax purposes		$ 665,448

See accompanying notes which are an integral part of these financial statements.

Symons Alpha Institutional Funds
Notes to the Schedule of Investments
February 28, 2007
(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines.  Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAVof long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

The Symphony Wealth Management Ovation Fund, Class A
Schedule of Investments
February 28, 2007
(Unaudited)

	Shares	Value
Exchange-Traded Funds - 99.74%
DIAMONDS Trust, Series I	2,830	$ 347,184
Energy Select Sector SPDR Fund	675	38,408
iShares Lehman 1-3 Year Treasury Bond Fund	4,835	388,589
iShares MSCI Pacific ex-Japan Index Fund	1,605	205,456
iShares Russell Midcap Value Index Fund	800	121,560
Nasdaq-100 Trust, Series 1	3,100	134,323
streetTRACKS Dow Jones Wilshire Large Cap Value Fund	240	19,846

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,263,893)		1,255,366

Money Market Securities - 1.56%
Huntington Money Market Fund, 4.43% (a)	19,678	19,678

TOTAL MONEY MARKET SECURITIES (Cost $19,678)		19,678

TOTAL INVESTMENTS (Cost $1,283,571) - 101.30%		$ 1,275,044

Liabilities in excess of other assets - (1.30)%		(16,347)

TOTAL NET ASSETS - 100.00%		$ 1,258,697

(a) Variable rate security; the money market rate shown represents the rate at February 28, 2007.

Tax Related
Gross unrealized appreciation		$ 5,601
Gross unrealized depreciation		(14,128)
Net unrealized depreciation		$ (8,527)

Aggregate cost of securities for income tax purposes		$ 1,283,571

*See accompanying notes which are an integral part of these financial statements.

The Symphony Wealth Management Ovation Fund, Class A
Related Notes to the Schedule of Investments
February 28, 2007
(Unaudited)

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of April 2, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)      There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By

(Unaudited)
/s/ Anthony J. Ghoston

Date__4/26/2007_________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

Anthony J. Ghoston, President
/s/ Anthony J. Ghoston

Date__4/26/2007_______

By

*__/s/ James M. Landis____________________

James M. Landis, Treasurer

Date___4/26/2007__________

.